Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Parenthetical) (Detail)
	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Argentine Peso depreciated against USD [member]
Disclosure of transactions in foreign currency [line items]
Foreign currency depreciated percentage		17.40%	21.80%
New Belarusian Ruble
Disclosure of transactions in foreign currency [line items]
Average exchange rate	10,000